Income Tax and Social Contribution - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Profit before taxes		R$ 6,250,876	R$ 1,990,961	R$ 3,661,948
Income tax and social contribution nominal rate		(2,125,298)	(676,927)	(1,245,062)
Adjustments to determine the effective rate
Interest in earnings of investees (non-taxable income)	[1]	1,734,883	207,940	385,097
Differences in tax rates on earnings (losses) of overseas companies		55,910	19,793	(78,026)
Granted income tax incentive		199,687	109,081	178,609
Share-based payment transactions		450	9,941	19,986
Interest on shareholders' equity		(72,804)	(24,773)	(26,766)
Non-deductible expenses (donations, gifts, etc.)		(28,061)	(4,183)	(16,925)
Tax losses not recorded		(203,809)	(170,017)	(69,335)
ICMS benefit - extemporaneous tax credits	[2]	290,745
ICMS benefit - current period	[3]	118,107
Rate difference		5,577
Amortization of the effects on formation of joint ventures	[4]	402,571
Goodwill amortization effect		1,271	1,271	1,271
Other	[5],[6]	66,355	25,207	71,555
Income Taxes		R$ 445,584	R$ (502,667)	R$ (779,596)
Effective rate		7.13%	25.25%	21.29%

[1]	The amount of R$129,792, referring to the amortization of the surplus value of Raizen, is treated as a temporary difference.
[2]	The subsidiary Comgás recognized an extemporaneous credit in the amount of R$ 358,898 (R$ 290,745 principal and R$ 68,152 interest), used through its offset against IRPJ, CSLL, PIS and COFINS payable due in the year , related to the overpayments of Income Taxes (Imposto de Renda Pessoa Jurídica), or “IRPJ,” and Social Contribution on Net Profits (Contribuição Social sobre o Lucro Líquido), or “CSLL”, in the years 2015, 2016 and 2019, when this benefit was not computed in the calculation of the IRPJ and CSLL due by the Company, due to the non-taxation of the benefit of the reduction in the tax base of ICMS in the State of São Paulo from (12% to15.6 % pursuant to art. 8 of Annex II of the ICMS Regulation, approved by State Decree No. 45,900 (“RICMS/SP”), as amended by State Decree No. 62,399/2016. These credits were recognized by the Company based on its best understanding of the subject, substantiated by the opinion of its external legal advisors, which took into account all the jurisprudence applicable to the subject. The Company also considered all the accounting rules in force, which, after being analyzed together, did not indicate any other accounting effect to be recognized.
[3]	After January 1, 2021, the subsidiary Comgás changed its tax procedure, excluding the benefit of the reduction in the ICMS tax base, granted by the State of São Paulo, directly from the calculation of IR and CS for the current year.
[4]	Reversal of deferred income tax and social contribution liabilities on the amortization of fair value related to the gain recorded in the formation of Raízen
[5]	Considering the effects of the judgment of STF RE No. 1,063,187, dated September 24, 2021, it concluded that certain financial effects related to the equity recomposition in the event of repetition of undue taxes should not form the basis of the company's taxable income. Company and its subsidiaries the amount of R$370,564.
[6]	The Company reversed the deferred IRPJ and CSLL in the amount of R$284,738, on the interest on the put option in the investment transaction, which involved CIP and the banks, as a result of the settlement of the put option see Note 2.